Summary of Significant Accounting Policies (Tables) - Blade Urban Air Mobility [Member]	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Summary of financial instruments measured at fair value on a recurring basis

	Quoted Prices in Active	Quoted Prices for Similar	Significant
	Markets for Identical	Assets or Liabilities	Unobservable
	Assets/Liabilities	in Active Markets	Inputs
	(Level 1)	(Level 2)	(Level 3)
September 30, 2019
Commission liability	$—	$—	$73

Summary of Commission liability roll forward

Commission Liability
Roll Forward
As of September 30, 2018	$527
Payments	(469)
Accretion	15
As of September 30, 2019	$73
Payments	(74)
Accretion	1
As of September 30, 2020	$—

Summary of disaggregated revenue by product lines

	For the Three Months Ended
	March 31,
Product Line	2021	2020
Short distance	$1,049	$1,787
MediMobility organ transport and jet	7,729	4,588
Other	495	79
Total Revenue	$9,273	$6,454

	For the Six Months Ended
	March 31,
Product Line	2021	2020
Short distance	$3,179	$5,138
MediMobility organ transport and jet	13,253	6,453
Other	827	86
Total Revenue	$17,259	$11,677

	Year Ended
	September 30,
Product Line	2020	2019
Short distance flight services	$9,941	$26,017
MediMobility organ transplant and jet	12,785	4,965
Other	708	214
Total Revenue	$23,434	$31,196